Revenue	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Revenue

31.	Revenue

31A.	Accounting policy
The Company generates revenue principally from –
a) Sale of products –
(i)
commercial and passenger vehicles and vehicle parts and (ii) Sales of other products - certain software products and other automotive products
The Company recognizes revenues on the sale of products, net of discounts, sales incentives, customer bonuses and rebates granted, when products are delivered to dealers or when delivered to a carrier for export sales, which is when control including risks and rewards and title of ownership pass to the customer. Sale of products is presented net of excise duty where applicable and other indirect taxes.
The Company offers sales incentives in the form of variable marketing expense to customers, which vary depending on the timing and customer of any subsequent sale of the vehicle. This sales incentive is accounted for as a revenue reduction and is constrained to a level that is highly probable not to reverse the amount of revenue recognised when any associated uncertainty is subsequently resolved. The Company estimates the expected sales incentive by market and considers uncertainties including competitor pricing, ageing of retailer stock and local market conditions.
Revenue is recognised on a bill-and-hold basis where vehicles, for example, are sold to the customer but are retained in the Company’s possession at a vehicle holding compound on behalf of the customer ahead of being physically transferred to them at a future time. In such arrangements it is ensured that the customer has obtained the ultimate control of the product.
There are certain vehicles which are being given to the customers along with operations and maintenance of the same. These are considered as finance leases and accordingly, revenue is recognised at the lease commencement date at fair value of the leased asset. The cost of sales is reduced for the present value of unguaranteed residual values. In addition, initial direct costs are recognised as cost of sales at the lease commencement date.
The consideration received in respect of transport arrangements for delivering of vehicles to the customers are recognized net of their costs within revenues in the consolidated income statement.
Revenues are recognized when collectability of the resulting receivable is reasonably assured.
b) Sale of services – maintenance service, telematics features and extended warranties for commercial and passenger vehicles, software support services and insurance broking services

F-57
Income from sale of maintenance services, telematics features and extended warranties, including software services are recognized as income over the relevant period of service or extended warranty.
When the Company sells products that are bundled with maintenance service, telematics features or extended period of warranty, such services are treated as a separate performance obligation only if the service or warranty is optional to the customer or includes an additional service component. In such cases, the transaction price allocated towards such maintenance service or extended period of warranty is recognized as a contract liability until the service obligation has been met.
The Company operates certain customer loyalty programs under which customer is entitled to reward points on the spend towards Company’s products. The reward points earned by customers can be redeemed to claim discounts on future purchase of certain products or services. Transaction price allocated towards reward points granted to customers is recognized as a deferred income liability and transferred to income when customers redeem their reward points.
For certain sale of services wherein performance obligation is satisfied over a period of time, any amount received in advance is recorded as contract liability and recognized as revenue when service is rendered to customers (Refer note 26 and 27 for disclosures on contract liability). Any amount of income accrued but not billed to customers in respect of such contracts is recorded as a contract asset. Such contract assets are transferred to trade receivables on actual billing to customers.
Refund liabilities comprise of obligation to customers to pay for discounts and sales incentives.
Vehicle sales do not typically include allowances for returns or refunds, although in some markets there is legislative requirement for the Company as an automotive manufacturer to repurchase or reacquire a vehicle if quality issues arise that have been remedied a number of times and where the owner no longer wishes to own the vehicle as a result.
Proceeds from sale of vehicles for which the Company or any of its subsidiaries have repurchase obligation in future is recorded as a liability – (i) Proceeds received in excess of agreed buy back price is recognized as Deferred income liability and (ii) the agreed buy back price is recognized as a liability towards vehicles sold under repurchase arrangements. Deferred income liability is recognized on a straight line basis over the term of the agreement.
c) Financing revenues – Interest income from financing transactions and income from leasing of vehicles to customers. Finance and service charges are accrued on the unpaid principal balance of finance receivables using the effective interest method.

31B.	Revenue consists of the following:

	Year ended March 31,
	2022		2022		2021		2020

	(In millions)
Sale of products
- Sale of vehicles	US$	29,871.0	Rs.	2,263,993.8	Rs.	2,073,997.4	Rs.	2,239,112.2
- Sale of spare parts		3,797.1		287,792.9		244,181.9		240,994.7
- Sale of miscellaneous products		1,669.3		126,524.0		99,764.5		92,686.9
Sale of Services		510.8		38,711.2		33,747.3		33,841.4

Total revenue from contract with customers	US$	35,848.2	Rs.	2,717,021.9	Rs.	2,451,691.1	Rs.	2,606,635.2

Realised revenue hedges		100.6		7,626.5		(10,540.1)		(50,511.8)

Revenues	US$	35,948.8	Rs.	2,724,648.4	Rs.	2,441,151.0	Rs.	2,556,123.4